Debt (AerCap trust & AICDC notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2022	$ 3,982,938
2023	7,329,640
2024	8,910,800
2025	6,130,155
2026	5,939,562
Thereafter	18,249,021
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	37,079,686	$ 15,776,730
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2022	867,202
2023	4,700,000
2024	6,800,000
2025	3,650,000
2026	5,250,000
Thereafter	12,900,000
Debt	$ 34,167,202	$ 12,797,126
Redemption price of debt instrument, percentage	100.00%
Unsecured | AerCap Trust & AICDC Notes | Minimum
Maturities of Long-term Debt [Abstract]
Stated interest rate	0.68%
Unsecured | AerCap Trust & AICDC Notes | Maximum
Maturities of Long-term Debt [Abstract]
Stated interest rate	6.50%